AAM SLC Low Duration Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES - 29.1%	Par	Value
Affirm, Inc.
Series 2024-X2, Class D, 6.08%, 12/17/2029 (a)	$ 694,733	$ 696,802
Series 2025-X1, Class D, 6.11%, 04/15/2030 (a)	215,000	215,835
American Credit Acceptance Receivables Trust
Series 2025-1, Class E, 7.39%, 12/13/2032 (a)	500,000	511,493
Series 2025-4, Class D, 5.25%, 09/12/2031 (a)	315,000	313,431
Series 2026-1, Class D, 5.10%, 01/12/2033 (a)	205,000	202,768
Series 2026-2, Class D, 5.18%, 06/08/2032 (a)	855,000	845,811
BHG Owner Loan Trust, Series 2026-1CON, Class C, 5.68%, 06/17/2037 (a)	230,000	225,810
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class D, 5.62%, 03/17/2031	545,000	547,118
Series 2025-2, Class E, 7.74%, 06/15/2032 (a)	750,000	762,099
Series 2025-3, Class E, 6.62%, 05/17/2032 (a)	590,000	581,985
Series 2026-2, Class D, 5.19%, 02/17/2032	255,000	252,295
Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/2032	395,000	392,945
CPS Auto Trust
Series 2024-A, Class D, 6.13%, 04/15/2030 (a)	1,000,000	1,012,753
Series 2025-B, Class D, 5.56%, 07/15/2031 (a)	635,000	637,085
Series 2025-C, Class E, 6.59%, 02/15/2033 (a)	510,000	499,238
Series 2025-D, Class D, 5.45%, 02/17/2032 (a)	215,000	214,818
Series 2026-A, Class D, 4.98%, 06/15/2032 (a)	480,000	471,885
Series 2026-B, Class D, 5.20%, 07/15/2032 (a)	1,390,000	1,371,472
Series 2026-C, Class D, 5.72%, 10/15/2032 (a)	540,000	538,971
Exeter Automobile Receivables Trust
Series 2023-5A, Class D, 7.13%, 02/15/2030	180,000	183,939
Series 2024-5A, Class D, 5.06%, 02/18/2031	500,000	499,515
Series 2025-2A, Class E, 7.81%, 10/15/2032 (a)	500,000	516,336
Series 2025-3A, Class D, 5.57%, 10/15/2031	365,000	367,180
Series 2025-4A, Class E, 6.99%, 04/15/2033 (a)	950,000	945,403
Series 2025-5A, Class D, 5.16%, 03/15/2032	765,000	758,495
Series 2026-1A, Class D, 5.00%, 05/17/2032	165,000	162,259
Series 2026-2A, Class D, 5.51%, 08/16/2032	380,000	379,174
Series 2026-2A, Class E, 7.54%, 11/15/2033 (a)	250,000	250,790
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041 (a)	123,865	119,911
Series 2021-2A, Class D, 5.73%, 01/15/2042 (a)	130,809	128,718
Series 2025-3A, Class D, 5.71%, 08/15/2052 (a)	465,644	458,024
GLS Auto Receivables Trust
Series 2025-1A, Class E, 7.19%, 03/15/2032 (a)	1,150,000	1,156,882
Series 2025-2A, Class D, 5.59%, 01/15/2031 (a)	165,000	165,562
Series 2025-4A, Class D, 5.13%, 08/15/2031 (a)	370,000	364,833
Series 2026-1A, Class D, 5.02%, 12/15/2031 (a)	515,000	505,344
Marriott Vacations Worldwide Corp., C Series 2021-1WA, Class C, 1.94%, 01/22/2041 (a)	90,960	88,800
Metronet Systems Holdings LLC, Series 2026-1A, Class C, 7.10%, 04/20/2056 (a)	250,000	249,223
MVW Owner Trust, C Series 2024-1A, Class C, 6.20%, 02/20/2043 (a)	91,551	92,875
Pagaya AI Debt Selection Trust, E Series 2024-5, Class E, 8.00%, 10/15/2031 (a)	127,108	127,215
Pagaya AI Debt Selection Trust, C Series 2024-5, Class C, 7.27%, 10/15/2031 (a)	319,750	319,963
Pagaya AI Debt Selection Trust, D
Series 2024-11, Class D, 6.31%, 07/15/2032 (a)	509,044	510,342
Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	76,514	76,701
Series 2025-3, Class D, 6.99%, 12/15/2032 (a)	108,012	108,678
Series 2025-4, Class D, 6.57%, 01/17/2033 (a)	199,993	200,795
Series 2025-5, Class D, 5.87%, 03/15/2033 (a)	129,995	129,904
Series 2025-R2, Class D, 5.80%, 10/15/2032 (a)	176,986	173,794

Pagaya AI Debt Selection Trust
Series 2025-6, Class B, 4.88%, 04/15/2033 (a)	639,941	633,734
Series 2025-R3, Class D, 5.66%, 01/18/2033 (a)	351,887	350,281
Series 2026-3, Class B, 6.20%, 12/15/2033 (a)	320,000	319,875
Pagaya Technologies Ltd., Series 2025-1, Class E, 11.28%, 01/20/2034 (a)	500,000	501,401
Pagaya Technologies Ltd., D Series 2025-1, Class D, 6.74%, 01/20/2034 (a)	145,000	145,696
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A4, 5.62%, 02/26/2035 (a)	180,000	179,619
Series 2026-3A, Class B, 6.76%, 03/26/2035 (a)	210,000	210,967
Santander Consumer USA Holdings, Inc.
Series 2024-2, Class D, 6.28%, 08/15/2031	1,000,000	1,019,398
Series 2025-4, Class D, 4.95%, 01/15/2032	90,000	88,932
Series 2026-1, Class D, 4.75%, 04/15/2032	240,000	234,663
Santander Consumer USA, Inc.
Series 2025-2, Class D, 4.90%, 12/15/2032	310,000	305,627
Series 2025-S1, Class R2, 6.26%, 06/16/2029 (a)	275,410	275,519
Sierra Timeshare Conduit Receivables Funding LLC
Series 2025-3A, Class C, 4.98%, 08/22/2044 (a)	173,404	171,938
Series 2026-2A, Class C, 5.63%, 05/20/2043 (a)	215,000	214,726
SoFi Consumer Loan Program Trust
Series 2025-4, Class D, 5.27%, 08/25/2035 (a)	490,000	484,871
Series 2026-1, Class D, 5.06%, 12/26/2035 (a)	480,000	471,138
Series 2026-3, Class D, 5.64%, 06/25/2035 (a)	670,000	667,464
Verus Securitization Trust, Series 2025-12, Class M1, 5.76%, 12/25/2070 (a)(b)	220,000	217,914
Verus Securitization Trust, A3 Series 2025-1, Class A3, 5.98%, 01/25/2070 (a)(c)	172,716	173,013
Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	344,543	346,533
Westlake Automobile Receivables Trust
Series 2023-4A, Class D, 7.19%, 07/16/2029 (a)	155,000	158,988
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	1,000,000	1,012,003
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	225,000	227,060
Series 2025-2A, Class D, 5.08%, 05/15/2031 (a)	55,000	54,761
Series 2026-2A, Class D, 5.25%, 03/15/2032 (a)	490,000	487,006
TOTAL ASSET-BACKED SECURITIES (Cost $28,468,521)		28,288,396

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.0%	Par	Value
A&D Mortgage LLC, Series 2024-NQM6, Class B2, 7.25%, 01/25/2070 (a)(b)	750,000	736,945
ALA Trust, D Series 2025-OANA, Class D, 6.77% (1 mo. Term SOFR + 3.09%), 06/15/2040 (a)	190,000	190,135
ALA Trust, C Series 2025-OANA, Class C, 5.77% (1 mo. Term SOFR + 2.09%), 06/15/2040 (a)	120,000	120,449
Banc of America Re-Remic Trust, C Series 2024-FRR3, Class C, 0.61%, 01/27/2050 (a)(b)	750,000	724,255
Banc of America Re-Remic Trust, Series 2026-FRR7, Class EK97, 1.31%, 07/27/2052 (a)(b)	750,000	647,886
BANK-2017, Series 2017-BNK5, Class D, 3.08%, 06/15/2060 (a)(b)	455,000	406,892
BANK5 Trust, Series 2024-5YR8, Class D, 4.00%, 08/15/2057 (a)	705,000	632,843
BBCMS Trust, D
Series 2018-TALL, Class D, 5.32% (1 mo. Term SOFR + 1.65%), 03/15/2037 (a)	500,000	453,301
Series 2024-5C25, Class D, 4.00%, 03/15/2057 (a)	400,000	361,945
Series 2024-5C31, Class D, 4.25%, 12/15/2057 (a)	930,000	795,784
BBCMS Trust, Series 2018-C2, Class D, 3.00%, 12/15/2051 (a)	530,000	455,401
BBCMS Trust, A Series 2018-TALL, Class A, 4.60% (1 mo. Term SOFR + 0.92%), 03/15/2037 (a)	330,000	313,523
Benchmark Mortgage Trust, C Series 2025-V13, Class C, 5.91%, 02/15/2058 (b)	300,000	292,426
Benchmark Mortgage Trust, B Series 2024-V6, Class B, 6.79%, 03/15/2057	600,000	617,012
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.44%, 05/15/2055 (b)	845,000	715,866
BMO Mortgage Trust, D
Series 2024-5C5, Class D, 4.50%, 02/15/2057 (a)	500,000	432,952
Series 2024-5C8, Class D, 4.50%, 12/15/2057 (a)	500,000	439,915
BRAVO Residential Funding Trust
Series 2025-NQM9, Class A1, 5.04%, 09/25/2065 (a)(c)	468,239	464,186
Series 2026-NQM5, Class M1, 5.96%, 06/25/2066 (a)(b)	275,000	274,723
BRCK Trust 2025-830B
Series 2025-830B, Class B, 5.18%, 12/10/2042 (a)(b)	140,000	137,612

Series 2025-830B, Class D, 6.20%, 12/10/2042 (a)(b)	500,000	497,499
BWAY Mortgage Trust, B Series 2013-1515, Class B, 3.47%, 03/10/2033 (a)	325,000	307,954
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2040 (a)(b)	235,000	231,113
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.76%, 05/10/2049 (b)	80,057	79,314
COLT Funding LLC
Series 2024-5, Class M1, 5.66%, 08/25/2069 (a)(b)	450,000	449,108
Series 2026-1, Class A2, 4.96%, 02/25/2071 (a)(c)	355,941	350,351
Computershare Corporate Trust, B Series 2016-C37, Class B, 4.30%, 12/15/2049 (b)	600,000	596,075
Computershare Corporate Trust, D Series 2016-C37, Class D, 3.17%, 12/15/2049 (a)(b)	400,000	381,451
Computershare Corporate Trust
Series 2018-C47, Class C, 4.91%, 09/15/2061 (b)	180,000	167,049
Series 2018-C47, Class D, 3.00%, 09/15/2061 (a)	150,000	127,334
CSAIL Commercial Mortgage Trust, C Series 2021-C20, Class C, 3.71%, 03/15/2054 (b)	375,000	297,879
DLIC Re-REMIC Trust, Series 2025-FRR1, Class CK57, 0.50%, 08/27/2049 (a)(b)	320,000	318,736
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class C, 6.35%, 02/10/2056 (b)	450,000	451,030
Series 2023-V1, Class D, 6.35%, 02/10/2056 (a)(b)	300,000	290,303
FS Commercial Mortgage Trust, B Series 2023-4SZN, Class B, 7.54%, 11/10/2039 (a)(b)	670,000	674,136
GAM Resecuritization Trust
Series 2021-FRR1, Class 1C, 0.00%, 11/29/2050 (a)(d)	285,000	268,528
Series 2021-FRR2, Class AK78, 2.85%, 09/27/2051 (a)(b)	255,000	226,324
Series 2022-FRR3, Class AK89, 0.00%, 01/27/2052 (a)(d)	275,000	242,647
Series 2022-FRR3, Class BK71, 1.93%, 11/27/2050 (a)(b)	350,000	323,720
Series 2022-FRR3, Class CK71, 1.33%, 11/27/2050 (a)(b)	980,000	892,965
GGP Commercial Mortgage Trust, Series 2026-SSP, Class B, 5.36%, 07/05/2043 (a)(b)	320,000	316,644
GGP Retail LLC, C Series 2024-SHOW, Class C, 6.07%, 10/10/2041 (a)(b)	500,000	495,220
GS Mortgage Securities Corp. II
Series 2017-GS8, Class B, 3.95%, 11/10/2050 (b)	170,000	159,258
Series 2017-GS8, Class C, 4.31%, 11/10/2050 (b)	500,000	467,113
Hudson Yards Mortgage Trust, E Series 2025-SPRL, Class E, 6.68%, 01/13/2040 (a)(b)	400,000	407,216
Hudson Yards Mortgage Trust, D Series 2025-SPRL, Class D, 6.34%, 01/13/2040 (a)(b)	375,000	380,158
JPMBB Commercial Mortgage Securities Trust, D Series 2015-C28, Class D, 3.78%, 10/15/2048 (a)(b)	400,000	383,865
JW Commercial Mortgage Trust, Series 2026-MRCO, Class D, 6.13% (1 mo. Term SOFR + 2.45%), 06/15/2039 (a)	500,000	502,810
Madison Avenue Trust
Series 2025-11MD, Class C, 5.63%, 10/15/2042 (a)(b)	570,000	565,321
Series 2025-11MD, Class D, 6.36%, 10/15/2042 (a)(b)	415,000	412,452
Morgan Stanley Capital I, Inc., Series 2018-L1, Class D, 3.00%, 10/15/2051 (a)	845,000	715,858
Morgan Stanley Capital I, Inc., C Series 2018-L1, Class C, 4.78%, 10/15/2051 (b)	386,000	351,063
NXPA Re-REMIC Trust, Series 2026-FRR1, Class D, 0.00%, 12/27/2049 (a)(d)	500,000	483,714
One William Street Capital Management LP, A Series 2025-MARG2, Class A, 7.75% (1 mo. Term SOFR + 4.00%), 08/15/2034 (a)	235,000	235,076
Onslow Bay Mortgage Loan Trust
Series 2025-NQM17, Class M1, 5.82%, 08/25/2065 (a)(b)	630,000	621,500
Series 2026-NQM7, Class A3, 5.64%, 04/25/2066 (a)(c)	219,665	218,476
RFM Reremic Trust, AK64 Series 2022-FRR1, Class AK64, 2.73%, 03/01/2050 (a)(b)	350,000	340,315
RIDE Trust, D Series 2025-SHRE, Class D, 6.75%, 02/14/2047 (a)(b)	235,000	235,132
TCO Commercial Mortgage Trust, C Series 2024-DPM, Class C, 5.67% (1 mo. Term SOFR + 1.99%), 12/15/2039 (a)	575,000	574,845
UBS Commercial Mortgage Trust, C Series 2017-C3, Class C, 4.35%, 08/15/2050 (b)	600,000	567,327
VEGAS Trust, Series 2024-GCS, Class D, 6.22%, 07/10/2036 (a)(b)	500,000	494,805
Verus Securitization Trust
Series 2024-1, Class B1, 7.91%, 01/25/2069 (a)(b)	585,000	588,590
Series 2024-2, Class B1, 7.86%, 02/25/2069 (a)(b)	250,000	251,795
Series 2024-2, Class B2, 8.67%, 02/25/2069 (a)(b)	300,000	301,764
Series 2024-4, Class B1, 7.64%, 06/25/2069 (a)(b)	363,800	367,764
Series 2025-11, Class A3, 5.27%, 11/25/2070 (a)(c)	476,574	471,566
Series 2026-1, Class M1, 5.67%, 01/25/2071 (a)(b)	225,000	222,721
Series 2026-6, Class B1, 6.74%, 07/27/2071 (a)(b)	620,000	615,770
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,120,291)		28,135,705

CORPORATE BONDS - 21.7%	Par	Value
Basic Materials - 0.4%
Glencore Funding LLC, 4.91%, 04/01/2028 (a)	390,000	390,923

Consumer, Cyclical - 2.2%
AS Mileage Plan IP Ltd., 5.02%, 10/20/2029 (a)	520,000	512,665
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)	483,750	482,836
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	260,000	259,877
Las Vegas Sands Corp., 5.90%, 06/01/2027	250,000	252,076
Volkswagen Group of America Finance LLC, 5.05%, 03/27/2028 (a)	650,000	651,613
		2,159,067

Consumer, Non-cyclical - 0.3%
Mobility Global, Inc., 5.05%, 06/15/2029 (a)	305,000	303,630

Energy - 3.0%
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (a)	545,000	557,436
DT Midstream, Inc., 4.13%, 06/15/2029 (a)	545,000	531,586
Expand Energy Corp., 5.38%, 02/01/2029	720,000	719,739
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (a)	285,000	284,849
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029	475,000	473,582
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)	360,000	342,738
		2,909,930

Financials - 12.5%
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	365,000	369,103
American National Group, Inc., 5.75%, 10/01/2029	370,000	374,652
Ares Strategic Income Fund, 5.70%, 03/15/2028	760,000	759,966
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (a)	303,000	294,276
Barclays PLC, 5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028	500,000	502,929
Blackstone Private Credit Fund, 2.63%, 12/15/2026	530,000	525,113
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	475,000	484,711
Citadel Finance LLC, 4.75%, 02/14/2029 (a)	1,005,000	985,600
Corebridge Financial, Inc., 6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	1,200,000	1,214,187
Fifth Third Bancorp, 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030 (a)	515,000	526,818
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	510,000	507,185
Huntington Bancshares, Inc., 4.44% (SOFR + 1.97%), 08/04/2028	500,000	498,311
Jackson National Life Global Funding, 5.35%, 01/13/2030 (a)	885,000	885,928
LPL Holdings, Inc., 4.90%, 04/03/2028	650,000	649,714
NatWest Group PLC, 3.07% (1 yr. CMT Rate + 2.55%), 05/22/2028	550,000	543,425
Prudential Financial, Inc., 4.50% to 09/15/2027 then 3 mo. LIBOR USD + 2.38%, 09/15/2047 (e)(f)	1,190,000	1,175,177
Santander Holdings USA, Inc.
2.49% (SOFR + 1.25%), 01/06/2028	560,000	554,596
5.35% (SOFR + 1.94%), 09/06/2030	500,000	502,615
Synchrony Financial
5.02% (SOFR + 1.40%), 07/29/2029	245,000	244,317
5.45% (SOFR + 1.35%), 10/15/2030	260,000	260,303
VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2027 (a)	265,000	263,448
		12,122,374

Technology - 0.7%
Booz Allen Hamilton, Inc., 5.38%, 01/30/2030	500,000	499,947
Oracle Corp., 4.80%, 08/03/2028	150,000	148,649
		648,596

Utilities - 2.6%
NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	850,000	862,174
NRG Energy, Inc., 4.45%, 06/15/2029 (a)	955,000	937,099

Pacific Gas and Electric Co., 2.10%, 08/01/2027	595,000		578,761
Sempra, 6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055 (e)	160,000		160,468
			2,538,502
TOTAL CORPORATE BONDS (Cost $21,068,171)			21,073,022

COLLATERALIZED LOAN OBLIGATIONS - 11.9%	Par		Value
AGL CLO Ltd., DR Series 2021-16A, Class DR, 6.13% (3 mo. Term SOFR + 2.40%), 01/20/2035 (a)	510,000		491,660
AGL CLO Ltd., Series 2021-11A, Class CR, 5.70% (3 mo. Term SOFR + 1.95%), 10/15/2038 (a)	345,000		346,017
Antares CLO Ltd., Series 2023-1A, Class A2R, 5.51% (3 mo. Term SOFR + 1.70%), 07/25/2037 (a)	605,000		605,111
Blackrock CLO Ltd., A1 Series 2024-1A, Class A1, 5.60% (3 mo. Term SOFR + 1.85%), 07/15/2036 (a)	900,000		900,566
CarVal CLO, Series 2025-1A, Class C, 5.63% (3 mo. Term SOFR + 1.90%), 07/20/2038 (a)	340,000		340,751
CBAM Ltd., Series 2017-2A, Class CRR, 5.64% (3 mo. Term SOFR + 1.95%), 04/17/2039 (a)	285,000		285,823
CBAMR Ltd., Series 2019-11RA, Class CR, 5.53% (3 mo. Term SOFR + 1.80%), 03/20/2038 (a)	275,000		275,361
CIFC Funding Ltd., Series 2017-1A, Class DR3, 6.83% (3 mo. Term SOFR + 3.10%), 04/21/2037 (a)	645,000		645,341
CIFC Funding Ltd., CR2 Series 2019-3A, Class CR2, 5.59% (3 mo. Term SOFR + 1.80%), 01/16/2038 (a)	1,000,000		1,001,235
Dryden Senior Loan Fund, Series 2024-119A, Class CR, 5.45% (3 mo. Term SOFR + 1.70%), 07/15/2039 (a)	410,000		409,868
Golub Capital Partners CLO Ltd., A1R Series 2019-45A, Class A1R, 5.35% (3 mo. Term SOFR + 1.62%), 07/20/2037 (a)	1,000,000		1,000,132
Golub Capital Partners CLO Ltd.
Series 2019-42RA, Class CR2, 5.89% (3 mo. Term SOFR + 2.05%), 01/28/2038 (a)	640,000		631,518
Series 2023-67A, Class CR, 5.85% (3 mo. Term SOFR + 2.20%), 05/09/2036 (a)	295,000		293,754
Series 2026-91A, Class C, 5.93% (3 mo. Term SOFR + 2.30%), 08/05/2040 (a)	345,000		343,599
Series 2026-92A, Class C, 5.87% (3 mo. Term SOFR + 2.20%), 08/09/2039 (a)	735,000		733,475
Golub Capital Partners CLO Ltd., C Series 2025-78A, Class C, 5.73% (3 mo. Term SOFR + 2.00%), 04/21/2039 (a)	195,000		194,071
Madison Park Funding Ltd., D1RR Series 2019-36A, Class D1RR, 6.30% (3 mo. Term SOFR + 2.55%), 04/15/2035 (a)	1,000,000		965,477
Madison Park Funding Ltd.
Series 2016-22A, Class CR2, 5.70% (3 mo. Term SOFR + 1.95%), 01/15/2038 (a)	260,000		260,130
Series 2021-39A, Class CR, 5.78% (3 mo. Term SOFR + 2.05%), 10/22/2034 (a)	335,000		334,330
Montauk Park CLO Ltd., Series 2026-1A, Class D1, 6.87% (3 mo. Term SOFR + 3.15%), 04/24/2039 (a)	515,000		516,813
Neuberger Berman CLO Ltd., DR Series 2019-35A, Class DR, 6.88% (3 mo. Term SOFR + 3.15%), 01/19/2033 (a)	535,000		535,000
Point Au Roche Park CLO, Series 2021-1A, Class CR, 5.43% (3 mo. Term SOFR + 1.70%), 01/20/2039 (a)	440,000		439,843
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,622,024)			11,549,875

U.S. TREASURY SECURITIES - 4.1%	Par		Value
United States Treasury Note/Bond
4.63%, 04/30/2029	3,850,000		3,879,477
3.75%, 05/31/2030	115,000		112,457
TOTAL U.S. TREASURY SECURITIES (Cost $4,027,213)			3,991,934

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.8%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.65% (g)	3,683,306		3,683,306
TOTAL MONEY MARKET FUNDS (Cost $3,683,306)			3,683,306

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (g)	1,220,607		1,220,607
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,220,607)			1,220,607

TOTAL INVESTMENTS - 100.9% (Cost $98,210,133)			97,942,845
Liabilities in Excess of Other Assets - (0.9)%		(0.00945)	(916,662)
TOTAL NET ASSETS - 100.0%			$ 97,026,183

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $65,972,469 or 68.0% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(d)	Principal only security.
(e)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $1,196,056.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

AAM SLC Low Duration Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$ –	$ 28,288,396	$ –	$ 28,288,396
Collateralized Mortgage Obligations	–	28,135,705	–	28,135,705
Corporate Bonds	–	21,073,022	–	21,073,022
Collateralized Loan Obligations	–	11,549,875	–	11,549,875
U.S. Treasury Securities	–	3,991,934	–	3,991,934
Money Market Funds	3,683,306	–	–	3,683,306
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	1,220,607
Total Investments	$ 3,683,306	$ 93,038,932	$ –	$ 97,942,845

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.